STOCKHOLDERS DEFICIT (Details 2) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
STOCKHOLDERS' DEFICIT:
Expected term	3 years 9 months 18 days
Volatility	151.19%
Risk free interest rate	3.30%
Dividend Yield	0.00%
Warrants outstanding, beginning	27,669,634	28,324,275	46,016,840
Warrants issued		7,982,223	11,270,013
Warrants cancelled/expired		(1,729,662)	(70)
Warrants exchanged		$ (4,713,603)	$ (28,962,508)
Warrants exercised	(2,934,324)	(2,193,599)
Warrants outstanding, end		27,669,634	28,324,275
Weighted Average Exercise Price Per Share, beginning	$ 0.29	$ 0.25	$ 1.71
Weighted Average Exercise Price Per Share, Warrants issued		0.30	0.34
Weighted Average Exercise Price Per Share, Warrants cancelled/expired		0.04	1,068,423
Weighted Average Exercise Price Per Share, Warrants exchanged		0.20	0.04
Weighted Average Exercise Price Per Share, Warrants exercised	$ 0.49	0.16
Weighted Average Exercise Price Per Share, ending		$ 0.29	$ 0.25